Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Trading and manufacturing	$ 11,001	$ 13,721	$ 12,256
Engineering	6,349	8,757	6,046
Revenue	17,350	22,478	18,302
Operating loss
Trading and manufacturing	(153)	(346)	(187)
Engineering	(306)	(209)	(1,624)
Unallocated corporate expenses	(115)	(115)	(147)
Operating expenses	(574)	(670)	(1,958)
Depreciation:
Trading and manufacturing	41	43	46
Engineering	20	12	10
Depreciation	61	55	56
Capital Expenditures, Gross
Trading and manufacturing	13	12	11
Engineering	5	48	10
Total	18	60	$ 21
Assets
Trading and manufacturing	5,049	5,463
Engineering	18,688	17,641
Total assets	23,737	23,104
Liabilities
Trading and manufacturing	2,806	3,208
Engineering	3,824	3,278
Total	$ 6,630	$ 6,486